Trade and other payables - Disclosure of Detailed Information about Trade and Other Payables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	SFr 997	SFr 4,862
Social security	1,146	1,672
Value added tax	0	855
Trade and other payables	SFr 2,143	SFr 7,389